Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information

(10) Segment Information

The Company operates in three reportable segments: Container Ownership, Container Management and Container Resale.

The following tables show segment information for 2020, 2019 and 2018, reconciled to the Company’s income before income tax and noncontrolling interests as shown in its consolidated statements of operations:

	Container	Container	Container
2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$537,534	$891	$—	$—	$—	$538,425
Lease rental income - managed fleet	—	62,448	—	—	—	62,448
Lease rental income	$537,534	$63,339	$—	$—	$—	$600,873
Management fees - non-leasing from external customers	$392	$129	$4,750	$—	$—	$5,271
Inter-segment management fees	$—	$54,899	$12,575	$—	$(67,474)	$—
Trading container margin	$—	$—	$3,532	$—	$—	$3,532
Gain on sale of owned fleet containers, net	$27,230	$—	$—	$—	$—	$27,230
Depreciation expense	$268,401	$939	$—	$—	$(7,675)	$261,665
Container lessee default recovery, net	$1,675	$—	$—	$—	$—	$1,675
Interest expense	$122,863	$367	$—	$—	$—	$123,230
Write-off of unamortized deferred debt issuance costs and bond discounts	$8,750	$—	$—	$—	$—	$8,750
Realized loss on derivative instruments, net	$12,295	$—	$—	$—	$—	$12,295
Unrealized loss on derivative instruments, net	$6,044	$—	$—	$—	$—	$6,044
Segment income (loss) before income tax and noncontrolling interests (1)	$41,831	$23,641	$16,433	$(3,254)	$(5,352)	$73,299
Total assets	$5,641,866	$180,933	$12,050	$13,691	$(107,164)	$5,741,376
Purchase of containers and fixed assets	$968,204	$194	$—	$—	$—	$968,398
Payments on container leaseback financing receivable	$116,263	$—	$—	$—	$—	$116,263

	Container	Container	Container
2019	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$516,307	$1,552	$—	$—	$—	$517,859
Lease rental income - managed fleet	—	101,901	—	—	—	101,901
Lease rental income	$516,307	$103,453	$—	$—	$—	$619,760
Management fees - non-leasing from external customers	$219	$1,646	$5,725	$—	$—	$7,590
Inter-segment management fees	$—	$48,215	$12,323	$—	$(60,538)	$—
Trading container margin	$—	$—	$7,398	$—	$—	$7,398
Gain on sale of owned fleet containers, net	$21,397	$—	$—	$—	$—	$21,397
Depreciation expense	$266,832	$916	$—	$—	$(7,376)	$260,372
Container lessee default expense, net	$7,867	$—	$—	$—	$—	$7,867
Interest expense	$152,914	$271	$—	$—	$—	$153,185
Realized gain on derivative instruments, net	$1,946	$—	$—	$—	$—	$1,946
Unrealized loss on derivative instruments, net	$15,442	$—	$—	$—	$—	$15,442
Segment income (loss) before income tax and noncontrolling interests (1)	$14,296	$27,747	$21,036	$(4,089)	$(486)	$58,504
Total assets	$5,101,301	$184,215	$19,573	$7,206	$(109,678)	$5,202,617
Purchase of containers and fixed assets	$420,971	$12,706	$—	$—	$—	$433,677
Payments on container leaseback financing receivable	$281,445	$—	$—	$—	$—	$281,445

	Container	Container	Container
2018	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$498,414	$2,948	$—	$—	$—	$501,362
Lease rental income - managed fleet	—	111,342	—	—	—	111,342
Lease rental income	$498,414	$114,290	$—	$—	$—	$612,704
Management fees - non-leasing from external customers	$235	$2,752	$5,542	$—	$—	$8,529
Inter-segment management fees	$—	$48,646	$12,132	$—	$(60,778)	$—
Trading container margin	$—	$—	$3,450	$—	$—	$3,450
Gain on sale of owned fleet containers, net	$36,071	$—	$—	$—	$—	$36,071
Depreciation expense	$255,442	$794	$—	$—	$(6,736)	$249,500
Container lessee default expense, net	$17,948	$—	$—	$—	$—	$17,948
Interest expense	$138,427	$—	$—	$—	$—	$138,427
Write-off of unamortized deferred debt issuance costs and bond discounts	$881	$—	$—	$—	$—	$881
Realized gain on derivative instruments, net	$5,238	$—	$—	$—	$—	$5,238
Unrealized loss on derivative instruments, net	$5,790	$—	$—	$—	$—	$5,790
Segment income (loss) before income tax and noncontrolling interests (1)	$26,166	$20,322	$16,128	$(4,083)	$(2,258)	$56,275
Total assets	$4,648,938	$152,801	$45,110	$10,653	$(88,733)	$4,768,769
Purchase of containers and fixed assets	$765,297	$709	$—	$—	$—	$766,006

(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $6,044, $15,442 and $5,790 for the years ended December 31, 2020, 2019 and 2018, respectively, and write-off of unamortized deferred debt issuance costs and bond discounts of $8,750, $0 and $881 for the years ended December 31, 2020, 2019 and 2018, respectively.

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and the Container Resale segments and the Container Ownership segment.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are on hire. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no single container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the years ended December 31, 2020, 2019 and 2018 based on customers’ and Container Investors’ primary domicile:

	Years ended December 31,
	2020	Percent of Total	2019	Percent of Total	2018	Percent of Total
Lease rental income:
Asia	$302,709	50.4%	$329,567	53.2%	$319,286	52.1%
Europe	266,431	44.3%	255,495	41.2%	255,753	41.7%
North / South America	29,391	4.9%	31,786	5.1%	34,053	5.6%
All other international	2,342	0.4%	2,912	0.5%	3,612	0.6%
	$600,873	100.0%	$619,760	100.0%	$612,704	100.0%
Management fees, non-leasing:
Bermuda	$2,797	53.1%	$4,576	60.2%	$4,418	51.8%
Europe	2,397	45.5%	2,334	30.8%	2,089	24.5%
Asia	11	0.2%	28	0.4%	7	0.1%
North / South America	9	0.2%	342	4.5%	1,970	23.1%
All other international	57	1.0%	310	4.1%	45	0.5%
	$5,271	100.0%	$7,590	100.0%	$8,529	100.0%

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the years ended December 31, 2020, 2019 and 2018 based on the location of sale:

	Years ended December 31,
	2020	Percent of Total	2019	Percent of Total	2018	Percent of Total
Trading container sales proceeds:
Asia	$14,896	46.6%	$39,519	67.3%	$13,117	67.0%
North / South America	13,045	40.9%	12,788	21.8%	2,893	14.8%
Europe	3,991	12.5%	6,411	10.9%	3,487	17.8%
All other international	9	0.0%	16	0.0%	71	0.4%
	$31,941	100.0%	$58,734	100.0%	$19,568	100.0%
Gain on sale of owned fleet containers, net:
Asia	$13,082	48.1%	$7,714	36.0%	$18,593	51.5%
North / South America	8,610	31.6%	6,809	31.8%	7,043	19.5%
Europe	5,538	20.3%	5,577	26.1%	9,622	26.7%
Bermuda	—	—	—	0.0%	—	—
All other international	—	—	1,297	6.1%	813	2.3%
	$27,230	100.0%	$21,397	100.0%	$36,071	100.0%